Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Current Assets
Cash & cash equivalents	$ 50,426	$ 37,763
Trade & other receivables	4,060	50,366
Prepayments	8,036	12,942
Total Current Assets	62,522	101,071
Non-Current Assets
Property, plant and equipment	826	1,084
Financial assets at fair value through other comprehensive income	2,317	2,321
Other non-current assets	3,324	3,361
Intangible assets	583,126	584,606
Total Non-Current Assets	589,593	591,372
Total Assets	652,115	692,443
Current Liabilities
Trade and other payables	13,060	18,921
Provisions	7,264	5,082
Borrowings	14,007
Deferred consideration	10,000
Total Current Liabilities	44,331	24,003
Non-Current Liabilities
Deferred tax liability	11,124	20,079
Provisions	48,329	42,956
Borrowings	67,279	59,397
Total Non-Current Liabilities	126,732	122,432
Total Liabilities	171,063	146,435
Net Assets	481,052	546,008
Equity
Issued Capital	910,405	889,481
Reserves	40,638	36,719
(Accumulated losses)/retained earnings	(469,991)	(380,192)
Total Equity	$ 481,052	$ 546,008